FAIR VALUE MEASUREMENTS (Details) $ in Millions	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Derivative [Line Items]
Derivative Liabilities Current	¥ 0			¥ 61,271,965
Impairment of Long-Lived Assets to be Disposed of	¥ 0	¥ 0
Change in fair value of derivative forward contracts
Derivative [Line Items]
Derivative, Notional Amount | $			$ 490
Foreign exchange option [Member]
Derivative [Line Items]
Remaining maturity of foreign currency derivative	12 months
Loss/ gain on derivative	¥ 0	330,706
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Notional Amount	¥ 78,878,089	¥ 94,440,241